UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-08606

Deutsche DWS Asset Allocation Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2021

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

February 28, 2021
Semiannual Report
to Shareholders
Deutsche DWS Asset Allocation Trust
DWS Multi-Asset Conservative Allocation Fund
DWS Multi-Asset Growth Allocation Fund
DWS Multi-Asset Moderate Allocation Fund

Contents
4	Letter to Shareholders
5	Performance Summaries
14	Portfolio Management Team
15	Portfolio Summaries
16	Investment Portfolios
28	Statements of Assets and Liabilities
30	Statements of Operations
32	Statements of Changes in Net Assets
35	Financial Highlights
44	Notes to Financial Statements
60	Information About Each Fund’s Expenses
64	Liquidity Risk Management
65	Advisory Agreement Board Considerations and Fee Evaluation
71	Account Management Resources
73	Privacy Statement
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider each Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	Deutsche DWS Asset Allocation Trust

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Each Fund’s performance is directly related to the performance of the underlying portfolios or funds. In addition, each Fund indirectly pays a portion of the expenses incurred by the underlying portfolios or funds. The underlying funds could expose each Fund to risks related to investing in inflation-indexed bonds, real estate securities, infrastructure related companies, commodities, frontier markets, micro-cap companies and the CROCI investment process. Please read the prospectus for details.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
Deutsche DWS Asset Allocation Trust	| 3

Letter to Shareholders
Dear Shareholder:
The outlook for economic recovery remains positive overall, buoyed by progress in the approval and distribution of coronavirus vaccines and a resolution of the 2020 elections. We still, however, have a long road ahead.
Restrictive measures are likely to remain in place, at least to some degree, until broad vaccine distribution is achieved. This suggests that full recovery might take some time. This view appears to be shared by the U.S. Federal Reserve (Fed). Despite more optimism on growth and employment, inflation is expected to remain below the 2% target. Only by 2023 are inflation and unemployment forecasts at levels that would reflect what the Fed would currently see as a full recovery.
As the recovery unfolds, long-term interest rates will likely climb, at least modestly, and S&P earnings per share (EPS) could return to its prior peak in the second quarter of this year. That is a reasonable and constructive outlook, but it provides little help in forecasting equity returns for 2021. Fair or sustainable price-to-earnings ratios (PEs) on mid-cycle earnings remains uncertain.
As we move forward, not all sectors will benefit equally. For this reason, we believe that active management, with its close monitoring of developments, is critical. We believe that the close interaction between our portfolio managers and our CIO Office – which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world – positions us to make strategic and tactical decisions.
We appreciate your trust and welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,
Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.
4 |	Deutsche DWS Asset Allocation Trust

Performance Summaries	February 28, 2021 (Unaudited)
DWS Multi-Asset Conservative Allocation Fund
Class A	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/21
Unadjusted for Sales Charge	6.04%	11.55%	6.78%	4.97%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–0.05%	5.13%	5.52%	4.35%
S&P Target Risk Conservative Index†	3.45%	9.87%	7.03%	5.31%
Average Annual Total Returns as of 12/31/20 (most recent calendar quarter end)
Unadjusted for Sales Charge		8.03%	6.11%	5.27%
Adjusted for the Maximum Sales Charge (max 5.75% load)		1.82%	4.86%	4.65%
S&P Target Risk Conservative Index†		9.67%	7.02%	5.54%
Class C	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/21
Unadjusted for Sales Charge	5.64%	10.72%	5.96%	4.18%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	4.64%	10.72%	5.96%	4.18%
S&P Target Risk Conservative Index†	3.45%	9.87%	7.03%	5.31%
Average Annual Total Returns as of 12/31/20 (most recent calendar quarter end)
Unadjusted for Sales Charge		7.22%	5.31%	4.48%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		7.22%	5.31%	4.48%
S&P Target Risk Conservative Index†		9.67%	7.02%	5.54%
Class S	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/21
No Sales Charges	6.19%	11.84%	7.03%	5.23%
S&P Target Risk Conservative Index†	3.45%	9.87%	7.03%	5.31%
Average Annual Total Returns as of 12/31/20 (most recent calendar quarter end)
No Sales Charges		8.31%	6.38%	5.54%
S&P Target Risk Conservative Index†		9.67%	7.02%	5.54%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent
Deutsche DWS Asset Allocation Trust	| 5

DWS Multi-Asset Conservative Allocation Fund
month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2020 are 1.28%, 2.09% and 1.00% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended February 28

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
The growth of $10,000 is cumulative.
6 |	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Conservative Allocation Fund
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
†	S&P Target Risk Conservative Index emphasizes exposure to fixed income in order to produce a current income stream and avoid excessive volatility of returns.
On October 19, 2015, the Fund changed from a fund-of-funds to a multi-asset allocation fund. Performance would have been different if the Fund’s current investment strategy had been in effect.
‡	Total returns shown for periods less than one year are not annualized.
	Class A	Class C	Class S
Net Asset Value
2/28/21	$14.35	$14.33	$14.33
8/31/20	$13.97	$13.95	$13.95
Distribution Information as of 2/28/21
Income Dividends, Six Months	$ .14	$ .08	$ .15
Capital Gain Distributions	$ .32	$ .32	$ .32
Deutsche DWS Asset Allocation Trust	| 7

DWS Multi-Asset Growth Allocation Fund
Class A	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/21
Unadjusted for Sales Charge	11.82%	22.19%	8.62%	5.53%
Adjusted for the Maximum Sales Charge (max 5.75% load)	5.39%	15.17%	7.34%	4.91%
S&P Target Risk Moderate Index†	4.91%	12.58%	8.08%	6.06%
Average Annual Total Returns as of 12/31/20 (most recent calendar quarter end)
Unadjusted for Sales Charge		10.66%	6.48%	5.68%
Adjusted for the Maximum Sales Charge (max 5.75% load)		4.30%	5.22%	5.06%
S&P Target Risk Moderate Index†		10.42%	7.78%	6.31%
Class C	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/21
Unadjusted for Sales Charge	11.37%	21.20%	7.80%	4.74%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	10.37%	21.20%	7.80%	4.74%
S&P Target Risk Moderate Index†	4.91%	12.58%	8.08%	6.06%
Average Annual Total Returns as of 12/31/20 (most recent calendar quarter end)
Unadjusted for Sales Charge		9.85%	5.68%	4.89%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		9.85%	5.68%	4.89%
S&P Target Risk Moderate Index†		10.42%	7.78%	6.31%
Class S	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/21
No Sales Charges	11.97%	22.43%	8.89%	5.79%
S&P Target Risk Moderate Index†	4.91%	12.58%	8.08%	6.06%
Average Annual Total Returns as of 12/31/20 (most recent calendar quarter end)
No Sales Charges		10.95%	6.74%	5.95%
S&P Target Risk Moderate Index†		10.42%	7.78%	6.31%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
8 |	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Growth Allocation Fund
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2020 are 1.26%, 2.09% and 1.03% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended February 28

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
†	S&P Target Risk Moderate Index offers significant exposure to fixed income, while also increasing opportunities for higher returns through equities.
On July 29, 2019, the Fund’s investment strategy changed. On October 19, 2015, the Fund changed from a fund-of-funds to a multi-asset allocation fund. Performance would have been different if the Fund’s current investment strategy had been in effect.
Deutsche DWS Asset Allocation Trust	| 9

DWS Multi-Asset Growth Allocation Fund
‡	Total returns shown for periods less than one year are not annualized.
	Class A	Class C	Class S
Net Asset Value
2/28/21	$17.60	$17.53	$17.59
8/31/20	$16.02	$15.90	$16.03
Distribution Information as of 2/28/21
Income Dividends, Six Months	$ .31	$ .17	$ .35
10 |	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Moderate Allocation Fund
Class A	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/21
Unadjusted for Sales Charge	9.13%	15.63%	8.76%	6.12%
Adjusted for the Maximum Sales Charge (max 5.75% load)	2.86%	8.98%	7.48%	5.49%
S&P Target Risk Moderate Index†	4.91%	12.58%	8.08%	6.06%
Average Annual Total Returns as of 12/31/20 (most recent calendar quarter end)
Unadjusted for Sales Charge		8.20%	6.90%	6.45%
Adjusted for the Maximum Sales Charge (max 5.75% load)		1.97%	5.64%	5.82%
S&P Target Risk Moderate Index†		10.42%	7.78%	6.31%
Class C	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/21
Unadjusted for Sales Charge	8.75%	14.87%	7.96%	5.32%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	7.75%	14.87%	7.96%	5.32%
S&P Target Risk Moderate Index†	4.91%	12.58%	8.08%	6.06%
Average Annual Total Returns as of 12/31/20 (most recent calendar quarter end)
Unadjusted for Sales Charge		7.37%	6.09%	5.65%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		7.37%	6.09%	5.65%
S&P Target Risk Moderate Index†		10.42%	7.78%	6.31%
Class S	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/21
No Sales Charges	9.20%	15.96%	9.03%	6.38%
S&P Target Risk Moderate Index†	4.91%	12.58%	8.08%	6.06%
Average Annual Total Returns as of 12/31/20 (most recent calendar quarter end)
No Sales Charges		8.48%	7.16%	6.71%
S&P Target Risk Moderate Index†		10.42%	7.78%	6.31%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
Deutsche DWS Asset Allocation Trust	| 11

DWS Multi-Asset Moderate Allocation Fund
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2020 are 1.77%, 2.49% and 1.50% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended February 28

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
†	S&P Target Risk Moderate Index offers significant exposure to fixed income, while also increasing opportunities for higher returns through equities.
On October 19, 2015, the Fund changed from a fund-of-funds to a multi-asset allocation fund. Performance would have been different if the Fund’s current investment strategy had been in effect.
12 |	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Moderate Allocation Fund
‡	Total returns shown for periods less than one year are not annualized.
	Class A	Class C	Class S
Net Asset Value
2/28/21	$10.24	$10.25	$10.22
8/31/20	$ 9.78	$ 9.75	$ 9.78
Distribution Information as of 2/28/21
Income Dividends, Six Months	$ .08	$ .00	$ .11
Capital Gain Distributions	$ .34	$ .34	$ .34
Deutsche DWS Asset Allocation Trust	| 13

Portfolio Management Team
Dokyoung Lee, CFA, Regional Head of Multi Asset & Solutions
Portfolio Manager of each Fund. Began managing each Fund in 2018.
—
Joined DWS in 2018 with 24 years of industry experience; previously, worked as Head of Research and Portfolio Manager in the Global Multi-Asset Group at Oppenheimer Funds, and in research and portfolio management roles at AllianceBernstein.
—
Americas Multi-Asset Head: New York
—
BSE, Princeton University.
Sophia Noisten, Portfolio Manager Multi Asset & Solutions
Portfolio Manager of each Fund. Began managing each Fund in 2019.
—
Joined DWS in 2016. Prior to her current role, she completed the graduate training program and interned with the Multi-Asset group.
—
Associate Portfolio Manager for Multi-Asset: New York.
—
BS in Finance and International Business, Georgetown University.
14 |	Deutsche DWS Asset Allocation Trust

Portfolio Summaries	(Unaudited)
DWS Multi-Asset Conservative Allocation Fund
Asset Allocation (As a % of Investment Portfolio)	2/28/21	8/31/20
Fixed Income — Bond Funds	25%	26%
Fixed Income — Exchange-Traded Funds	30%	35%
Fixed Income — Money Market Funds	3%	4%
Equity — Equity Funds	29%	29%
Equity — Exchange-Traded Funds	12%	5%
Short-Term U.S. Treasury Obligations	1%	1%
	100%	100%
DWS Multi-Asset Growth Allocation Fund
Asset Allocation (As a % of Investment Portfolio)	2/28/21	8/31/20
Fixed Income — Bond Funds	6%	8%
Fixed Income — Exchange-Traded Funds	5%	16%
Fixed Income — Money Market Funds	2%	4%
Equity — Equity Funds	57%	60%
Equity — Exchange-Traded Funds	29%	11%
Short-Term U.S. Treasury Obligations	1%	1%
	100%	100%
DWS Multi-Asset Moderate Allocation Fund
Asset Allocation (As a % of Investment Portfolio)	2/28/21	8/31/20
Fixed Income — Bond Funds	14%	15%
Fixed Income — Exchange-Traded Funds	17%	23%
Fixed Income — Money Market Funds	2%	4%
Equity — Equity Funds	45%	49%
Equity — Exchange-Traded Funds	21%	8%
Short-Term U.S. Treasury Obligations	1%	1%
	100%	100%
Portfolio holdings and characteristics are subject to change.
For more complete details about each Fund’s investment portfolio, see page 16-27. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 71 for contact information.
Deutsche DWS Asset Allocation Trust	| 15

Investment Portfolios	as of February 28, 2021 (Unaudited)
DWS Multi-Asset Conservative Allocation Fund
	Shares	Value ($)
Equity — Equity Funds 28.9%
DWS Core Equity Fund “Institutional” (a)	410,791	12,742,742
DWS Emerging Markets Equity Fund “Institutional” (a)	31,642	813,528
DWS ESG Core Equity Fund “Institutional” (a)	355,821	6,365,644
DWS RREEF Global Infrastructure Fund “Institutional” (a)	50,362	779,604
DWS RREEF Real Estate Securities Fund “Institutional” (a)	39,313	842,869
DWS Small Cap Core Fund “S” (a)	54,825	2,236,304
Total Equity — Equity Funds (Cost $14,306,105)		23,780,691
Equity — Exchange-Traded Funds 12.2%
iShares Core MSCI Europe ETF	37,821	1,975,391
iShares MSCI Japan ETF	31,424	2,143,745
iShares MSCI Pacific ex Japan ETF	26,497	1,312,131
SPDR S&P Emerging Asia Pacific ETF	27,259	3,698,834
SPDR S&P Global Natural Resources ETF	18,636	915,214
Total Equity — Exchange-Traded Funds (Cost $8,116,902)		10,045,315
Fixed Income — Bond Funds 25.2%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)	393,038	3,706,353
DWS Enhanced Commodity Strategy Fund “Institutional” (a)	86,007	874,692
DWS GNMA Fund “Institutional” (a)	565,143	7,821,580
DWS High Income Fund “Institutional” (a)	1,711,655	8,267,294
Total Fixed Income — Bond Funds (Cost $19,551,865)		20,669,919
Fixed Income — Exchange-Traded Funds 30.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	88,354	11,686,583
iShares JP Morgan USD Emerging Markets Bond ETF	7,266	799,478
iShares U.S. Treasury Bond ETF	244,976	6,516,362
Vanguard Total International Bond ETF	106,792	6,105,299
Total Fixed Income — Exchange-Traded Funds (Cost $24,646,847)		25,107,722

The accompanying notes are an integral part of the financial statements.
16 |	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Conservative Allocation Fund
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 0.9%
U.S. Treasury Bills:
0.033% (b), 6/17/2021	25,000	24,996
0.037% (b), 6/17/2021	100,000	99,984
0.047% (b), 6/17/2021	100,000	99,984
0.055% (b), 6/17/2021	35,000	34,995
0.155% (b), 6/17/2021 (c)	462,000	461,927
Total Short-Term U.S. Treasury Obligations (Cost $721,753)		721,886
	Shares	Value ($)
Fixed Income — Money Market Funds 2.6%
DWS Central Cash Management Government Fund, 0.03% (a) (d) (Cost $2,184,061)	2,184,061	2,184,061
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $69,527,533)	100.4	82,509,594
Other Assets and Liabilities, Net	(0.4)	(324,145)
Net Assets	100.0	82,185,449
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended February 28, 2021 are as follows:
Value ($) at 8/31/2020	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
Equity — Equity Funds 28.9%
DWS Core Equity Fund “Institutional” (a)
13,437,444	757,722	1,915,210	746,840	(284,054)	63,875	693,846	410,791	12,742,742
DWS Emerging Markets Equity Fund “Institutional” (a)
867,244	11,165	235,840	29,963	140,996	11,166	—	31,642	813,528
DWS ESG Core Equity Fund “Institutional” (a)
4,582,887	1,270,476	—	—	512,281	66,200	176,216	355,821	6,365,644
DWS RREEF Global Infrastructure Fund “Institutional” (a)
806,026	390,735	444,000	22,277	4,566	5,628	2,457	50,362	779,604
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Asset Allocation Trust	| 17

DWS Multi-Asset Conservative Allocation Fund
Value ($) at 8/31/2020	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
DWS RREEF Real Estate Securities Fund “Institutional” (a)
2,786,150	18,116	2,098,061	(58,864)	195,528	18,116	—	39,313	842,869
DWS Small Cap Core Fund “S” (a)
1,224,850	594,124	241,600	40,103	618,827	6,703	—	54,825	2,236,304
Fixed Income — Bond Funds 25.2%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)
3,515,682	457,527	347,500	(3,061)	83,705	84,547	—	393,038	3,706,353
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
864,978	7,003	125,800	24,356	104,155	7,003	—	86,007	874,692
DWS GNMA Fund “Institutional” (a)
8,849,082	285,433	1,277,430	(1,207)	(34,298)	84,282	—	565,143	7,821,580
DWS High Income Fund “Institutional” (a)
7,689,275	1,855,692	1,400,630	24,123	98,834	176,292	—	1,711,655	8,267,294
Fixed Income — Money Market Funds 2.6%
DWS Central Cash Management Government Fund, 0.03% (a) (d)
3,196,067	9,369,340	10,381,346	—	—	981	—	2,184,061	2,184,061
47,819,685	15,017,333	18,467,417	824,530	1,440,540	524,793	872,519	5,882,658	46,634,671
During the period ended February 28, 2021, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $5,647,993 and $8,086,071, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $15,822,715 and $13,356,517, respectively.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At February 28, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	The rate shown is the annualized seven-day yield at period end.
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor’s
SPDR: Standard & Poor’s Depositary Receipt
The accompanying notes are an integral part of the financial statements.
18 |	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Conservative Allocation Fund
At February 28, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Euro Stoxx 50 Index	EUR	3/19/2021	61	2,623,294	2,669,457	46,163
S&P 500 E-Mini Index	USD	3/19/2021	2	369,306	380,920	11,614
Total unrealized appreciation						57,777
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$23,780,691	$ —	$—	$23,780,691
Equity — Exchange-Traded Funds	10,045,315	—	—	10,045,315
Fixed Income — Bond Funds	20,669,919	—	—	20,669,919
Fixed Income — Exchange-Traded Funds	25,107,722	—	—	25,107,722
Short- Term U.S. Treasury Obligations	—	721,886	—	721,886
Fixed Income — Money Market Funds	2,184,061	—	—	2,184,061
Derivatives (a)
Futures Contracts	57,777	—	—	57,777
Total	$81,845,485	$721,886	$ —	$82,567,371
(a)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Asset Allocation Trust	| 19

DWS Multi-Asset Growth Allocation Fund
	Shares	Value ($)
Equity — Equity Funds 57.5%
DWS Core Equity Fund “Institutional” (a)	845,143	26,216,346
DWS Emerging Markets Equity Fund “Institutional” (a)	52,577	1,351,762
DWS Equity 500 Index Fund “Institutional” (a)	73,949	14,461,501
DWS RREEF Global Infrastructure Fund “Institutional” (a)	75,716	1,172,090
DWS RREEF Real Estate Securities Fund “Institutional” (a)	59,519	1,276,080
DWS Small Cap Core Fund “S” (a)	87,220	3,557,709
Total Equity — Equity Funds (Cost $41,853,779)		48,035,488
Equity — Exchange-Traded Funds 29.3%
iShares Core MSCI Europe ETF	163,329	8,530,674
iShares MSCI Japan ETF	46,525	3,173,935
iShares MSCI Pacific ex Japan ETF	60,319	2,986,997
iShares Russell 2000 ETF	4,668	1,019,071
SPDR S&P Emerging Asia Pacific ETF	58,164	7,892,401
SPDR S&P Global Natural Resources ETF	18,757	921,156
Total Equity — Exchange-Traded Funds (Cost $20,121,719)		24,524,234
Fixed Income — Bond Funds 6.0%
DWS Enhanced Commodity Strategy Fund “Institutional” (a)	90,400	919,366
DWS GNMA Fund “Institutional” (a)	118,396	1,638,595
DWS High Income Fund “Institutional” (a)	514,198	2,483,576
Total Fixed Income — Bond Funds (Cost $4,498,584)		5,041,537
Fixed Income — Exchange-Traded Funds 5.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	21,798	2,883,221
iShares U.S. Treasury Bond ETF	30,263	804,996
Vanguard Total International Bond ETF	13,899	794,606
Total Fixed Income — Exchange-Traded Funds (Cost $4,374,302)		4,482,823
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 0.8%
U.S. Treasury Bills, 0.155%(b), 6/17/2021(c) (Cost $668,690)	669,000	668,895

The accompanying notes are an integral part of the financial statements.
20 |	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Growth Allocation Fund
	Shares	Value ($)
Fixed Income — Money Market Funds 1.7%
DWS Central Cash Management Government Fund, 0.03% (a) (d) (Cost $1,433,984)	1,433,984	1,433,984
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $72,951,058)	100.7	84,186,961
Other Assets and Liabilities, Net	(0.7)	(583,210)
Net Assets	100.0	83,603,751
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended February 28, 2021 are as follows:
Value ($) at 8/31/2020	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
Equity — Equity Funds 57.5%
DWS Core Equity Fund “Institutional” (a)
23,838,219	1,500,120	—	—	878,007	118,469	1,381,651	845,143	26,216,346
DWS Emerging Markets Equity Fund “Institutional” (a)
1,187,979	16,726	102,800	14,277	235,580	16,726	—	52,577	1,351,762
DWS Equity 500 Index Fund “Institutional” (a)
15,639,092	2,287,187	2,665,920	(58,472)	(740,386)	111,480	2,037,388	73,949	14,461,501
DWS RREEF Global Infrastructure Fund “Institutional” (a)
1,560,399	394,148	830,780	24,166	24,157	9,390	4,757	75,716	1,172,090
DWS RREEF Real Estate Securities Fund “Institutional” (a)
3,565,434	23,679	2,499,182	(153,488)	339,637	23,678	—	59,519	1,276,080
DWS Small Cap Core Fund “S” (a)
1,826,285	710,534	—	—	1,020,890	10,664	—	87,220	3,557,709
Fixed Income — Bond Funds 6.0%
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
1,202,147	8,285	407,040	5,346	110,628	8,285	—	90,400	919,366
DWS GNMA Fund “Institutional” (a)
1,983,930	90,163	428,011	(345)	(7,142)	18,453	—	118,396	1,638,595
DWS High Income Fund “Institutional” (a)
2,794,392	129,601	483,180	11,958	30,805	56,701	—	514,198	2,483,576
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Asset Allocation Trust	| 21

DWS Multi-Asset Growth Allocation Fund
Value ($) at 8/31/2020	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
Fixed Income — Money Market Funds 1.7%
DWS Central Cash Management Government Fund, 0.03% (a) (d)
3,492,180	8,141,124	10,199,320	—	—	859	—	1,433,984	1,433,984
57,090,057	13,301,567	17,616,233	(156,558)	1,892,176	374,705	3,423,796	3,351,102	54,511,009
During the period ended February 28, 2021, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $5,160,443 and $7,416,913, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $9,479,900 and $5,555,507, respectively.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At February 28, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	The rate shown is the annualized seven-day yield at period end.
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor’s
SPDR: Standard & Poor’s Depositary Receipt
At February 28, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	6/21/2021	14	1,881,067	1,858,062	(23,005)
Euro Stoxx 50 Index	EUR	3/19/2021	30	1,289,181	1,312,848	23,667
Nikkei 225 Index	USD	3/11/2021	5	670,877	732,125	61,248
Russell E-Mini 2000 Index	USD	3/19/2021	3	292,929	329,880	36,951
S&P 500 E-Mini Index	USD	3/19/2021	6	1,107,918	1,142,760	34,842
Total net unrealized appreciation						133,703
The accompanying notes are an integral part of the financial statements.
22 |	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Growth Allocation Fund
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$48,035,488	$ —	$—	$48,035,488
Equity — Exchange-Traded Funds	24,524,234	—	—	24,524,234
Fixed Income — Bond Funds	5,041,537	—	—	5,041,537
Fixed Income — Exchange-Traded Funds	4,482,823	—	—	4,482,823
Short- Term U.S. Treasury Obligations	—	668,895	—	668,895
Fixed Income — Money Market Funds	1,433,984	—	—	1,433,984
Derivatives (a)
Futures Contracts	156,708	—	—	156,708
Total	$83,674,774	$668,895	$ —	$84,343,669
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (a)
Futures Contracts	$ (23,005)	$ —	$—	$ (23,005)
Total	$ (23,005)	$ —	$ —	$ (23,005)
(a)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Asset Allocation Trust	| 23

DWS Multi-Asset Moderate Allocation Fund
	Shares	Value ($)
Equity — Equity Funds 45.6%
DWS Core Equity Fund “Institutional” (a)	285,074	8,843,001
DWS Emerging Markets Equity Fund “Institutional” (a)	10,477	269,374
DWS RREEF Global Infrastructure Fund “Institutional” (a)	39,727	614,976
DWS RREEF Real Estate Securities Fund “Institutional” (a)	37,512	804,257
DWS Small Cap Core Fund “S” (a)	24,083	982,336
Total Equity — Equity Funds (Cost $5,792,589)		11,513,944
Equity — Exchange-Traded Funds 21.2%
iShares Core MSCI Europe ETF	29,598	1,545,904
iShares MSCI Japan ETF	13,256	904,324
iShares MSCI Pacific ex Japan ETF	12,949	641,234
SPDR S&P Emerging Asia Pacific ETF	12,625	1,713,114
SPDR S&P Global Natural Resources ETF	11,278	553,863
Total Equity — Exchange-Traded Funds (Cost $4,432,393)		5,358,439
Fixed Income — Bond Funds 13.9%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)	52,091	491,218
DWS Enhanced Commodity Strategy Fund “Institutional” (a)	40,227	409,111
DWS GNMA Fund “Institutional” (a)	89,542	1,239,263
DWS High Income Fund “Institutional” (a)	283,321	1,368,438
Total Fixed Income — Bond Funds (Cost $3,240,779)		3,508,030
Fixed Income — Exchange-Traded Funds 16.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	14,944	1,976,643
iShares JP Morgan USD Emerging Markets Bond ETF	1,155	127,085
iShares U.S. Treasury Bond ETF	46,939	1,248,577
Vanguard Total International Bond ETF	14,534	830,909
Total Fixed Income — Exchange-Traded Funds (Cost $4,099,412)		4,183,214
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 1.2%
U.S. Treasury Bills:
0.135% (b), 6/17/2021 (c)	110,000	109,982
0.155% (b), 6/17/2021 (c)	185,000	184,971
Total Short-Term U.S. Treasury Obligations (Cost $294,869)		294,953

The accompanying notes are an integral part of the financial statements.
24 |	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Moderate Allocation Fund
	Shares	Value ($)
Fixed Income — Money Market Funds 2.4%
DWS Central Cash Management Government Fund, 0.03% (a) (d) (Cost $614,902)	614,902	614,902
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $18,474,944)	100.8	25,473,482
Other Assets and Liabilities, Net	(0.8)	(201,015)
Net Assets	100.0	25,272,467
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended February 28, 2021 are as follows:
Value ($) at 8/31/2020	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
Equity — Equity Funds 45.6%
DWS Core Equity Fund “Institutional” (a)
8,653,359	692,798	804,700	150,380	151,164	42,745	482,663	285,074	8,843,001
DWS Emerging Markets Equity Fund “Institutional” (a)
240,402	3,332	25,300	4,135	46,805	3,333	—	10,477	269,374
DWS RREEF Global Infrastructure Fund “Institutional” (a)
582,232	282,678	266,400	12,391	4,075	4,173	1,775	39,727	614,976
DWS RREEF Real Estate Securities Fund “Institutional” (a)
1,683,168	41,357	1,019,950	(51,436)	151,118	12,056	—	37,512	804,257
DWS Small Cap Core Fund “S” (a)
503,657	415,678	272,400	27,632	307,769	3,658	—	24,083	982,336
Fixed Income — Bond Funds 13.9%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)
469,972	11,253	—	—	9,993	11,253	—	52,091	491,218
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
377,128	3,053	28,300	5,063	52,167	3,053	—	40,227	409,111
DWS GNMA Fund “Institutional” (a)
1,429,569	74,401	259,580	779	(5,906)	13,681	—	89,542	1,239,263
DWS High Income Fund “Institutional” (a)
1,332,587	284,272	269,270	4,316	16,533	29,571	—	283,321	1,368,438
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Asset Allocation Trust	| 25

DWS Multi-Asset Moderate Allocation Fund
Value ($) at 8/31/2020	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
Fixed Income — Money Market Funds 2.4%
DWS Central Cash Management Government Fund, 0.03% (a) (d)
983,823	3,634,991	4,003,912	—	—	266	—	614,902	614,902
16,255,897	5,443,813	6,949,812	153,260	733,718	123,789	484,438	1,476,956	15,636,876
During the period ended February 28, 2021, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $1,808,822 and $2,945,900, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $3,862,065 and $2,341,902, respectively.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At February 28, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	The rate shown is the annualized seven-day yield at period end.
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor’s
SPDR: Standard & Poor’s Depositary Receipt
At February 28, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	6/21/2021	4	537,448	530,875	(6,573)
Euro Stoxx 50 Index	EUR	3/19/2021	15	643,693	656,424	12,731
Russell E-Mini 2000 Index	USD	3/19/2021	1	97,643	109,960	12,317
S&P 500 E-Mini Index	USD	3/19/2021	1	184,653	190,460	5,807
Total net unrealized appreciation						24,282
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar

The accompanying notes are an integral part of the financial statements.
26 |	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Moderate Allocation Fund
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$11,513,944	$ —	$—	$11,513,944
Equity — Exchange-Traded Funds	5,358,439	—	—	5,358,439
Fixed Income — Bond Funds	3,508,030	—	—	3,508,030
Fixed Income — Exchange-Traded Funds	4,183,214	—	—	4,183,214
Short- Term U.S. Treasury Obligations	—	294,953	—	294,953
Fixed Income — Money Market Funds	614,902	—	—	614,902
Derivatives (a)
Futures Contracts	30,855	—	—	30,855
Total	$25,209,384	$294,953	$ —	$25,504,337
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (a)
Futures Contracts	$ (6,573)	$ —	$—	$ (6,573)
Total	$ (6,573)	$ —	$ —	$ (6,573)
(a)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Asset Allocation Trust	| 27

Statements of Assets and Liabilities
as of February 28, 2021 (Unaudited)

Assets	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Growth Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Investments in non-affiliated securities and Underlying Funds, at value (Cost $33,485,502, $25,164,711, $8,826,674)	$ 35,874,923	$ 29,675,952	$ 9,836,606
Investments in affiliated Underlying Funds, at value (Cost $36,042,031, $47,786,347, $9,648,270)	46,634,671	54,511,009	15,636,876
Cash	—	—	10,000
Receivable for Fund shares sold	27,650	7,010	4,907
Interest receivable	72	58	17
Other assets	31,952	30,071	31,429
Total assets	82,569,268	84,224,100	25,519,835
Liabilities
Payable for Fund shares redeemed	239,482	478,087	172,011
Payable for variation margin on futures contracts	48,379	32,928	12,190
Accrued management fee	2,968	6,834	—
Accrued Trustees' fees	1,533	1,388	857
Other accrued expenses and payables	91,457	101,112	62,310
Total liabilities	383,819	620,349	247,368
Net assets, at value	$ 82,185,449	$ 83,603,751	$25,272,467
Net Assets Consist of
Distributable earnings (loss)	14,882,492	11,801,655	7,614,744
Paid-in capital	67,302,957	71,802,096	17,657,723
Net assets, at value	$ 82,185,449	$ 83,603,751	$25,272,467
The accompanying notes are an integral part of the financial statements.
28 |	Deutsche DWS Asset Allocation Trust

Statements of Assets and Liabilities as of February 28, 2021 (Unaudited) (continued)

Net Asset Value	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Growth Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Class A
Net assets applicable to shares outstanding	34,356,067	33,848,928	17,285,222
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,394,694	1,923,209	1,687,976
Net Asset Value and redemption price per share	$ 14.35	$ 17.60	$ 10.24
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$ 15.23	$ 18.67	$ 10.86
Class C
Net assets applicable to shares outstanding	1,834,308	1,228,416	1,871,837
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	127,969	70,062	182,609
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 14.33	$ 17.53	$ 10.25
Class S
Net assets applicable to shares outstanding	45,995,074	48,526,407	6,115,408
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,210,538	2,758,030	598,156
Net Asset Value, offering and redemption price per share	$ 14.33	$ 17.59	$ 10.22
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Asset Allocation Trust	| 29

Statements of Operations
for the six months ended February 28, 2021 (Unaudited)

Investment Income	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Growth Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Income:
Dividends	$ 373,036	$ 257,785	$ 93,295
Income distributions from affiliated Underlying Funds	524,793	374,705	123,789
Total income	897,829	632,490	217,084
Expenses:
Management fee	41,234	41,699	12,802
Administration fee	38,921	38,985	11,762
Services to shareholders	58,099	74,149	19,784
Distribution and service fees	49,696	45,829	29,057
Custodian fee	2,920	3,096	1,539
Professional fees	35,968	37,754	36,913
Reports to shareholders	14,897	16,975	12,068
Registration fees	18,330	19,068	15,626
Trustees' fees and expenses	2,235	2,378	1,389
Other	4,583	5,071	3,607
Total expenses before expense reductions	266,883	285,004	144,547
Expense reductions	(53,404)	(27,973)	(57,776)
Total expenses after expense reductions	213,479	257,031	86,771
Net investment income	684,350	375,459	130,313
The accompanying notes are an integral part of the financial statements.
30 |	Deutsche DWS Asset Allocation Trust

Statements of Operations
for the six months ended February 28, 2021 (Unaudited) (continued)

Realized and Unrealized Gain (Loss)	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Growth Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Net realized gain (loss) from:
Sale of affiliated Underlying Funds	$ 824,530	$ (156,558)	$ 153,260
Sale of non-affiliated Underlying Funds	309,753	387,015	91,948
Capital gain distributions from affiliated Underlying Funds	872,519	3,423,796	484,438
Futures	372,973	128,661	81,796
	2,379,775	3,782,914	811,442
Change in net unrealized appreciation (depreciation) on:
Affiliated Underlying Funds	1,440,540	1,892,176	733,718
Non-affiliated Underlying Funds	357,630	2,940,218	434,538
Futures	(92,587)	141,797	12,922
Foreign currency	7,671	1,529	2,118
	1,713,254	4,975,720	1,183,296
Net gain (loss)	4,093,029	8,758,634	1,994,738
Net increase (decrease) in net assets resulting from operations	$ 4,777,379	$ 9,134,093	$ 2,125,051
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Asset Allocation Trust	| 31

Statements of Changes in Net Assets
DWS Multi-Asset Conservative Allocation Fund
	Six Months Ended February 28, 2021	Year Ended August 31,
Increase (Decrease) in Net Assets	(Unaudited)	2020
Operations:
Net investment income (loss)	$ 684,350	$ 1,459,930
Net realized gain (loss)	2,379,775	1,503,096
Change in net unrealized appreciation (depreciation)	1,713,254	1,991,795
Net increase (decrease) in net assets resulting from operations	4,777,379	4,954,821
Distributions to shareholders:
Class A	(1,074,115)	(719,700)
Class C	(51,588)	(26,037)
Class S	(1,493,194)	(1,062,227)
Total distributions	(2,618,897)	(1,807,964)
Fund share transactions:
Proceeds from shares sold	2,695,159	4,755,862
Reinvestment of distributions	2,523,765	1,733,351
Payments for shares redeemed	(5,360,867)	(12,659,072)
Net increase (decrease) in net assets from Fund share transactions	(141,943)	(6,169,859)
Increase (decrease) in net assets	2,016,539	(3,023,002)
Net assets at beginning of period	80,168,910	83,191,912
Net assets at end of period	$82,185,449	$ 80,168,910
The accompanying notes are an integral part of the financial statements.
32 |	Deutsche DWS Asset Allocation Trust

Statements of Changes in Net Assets  (continued)
DWS Multi-Asset Growth Allocation Fund
	Six Months Ended February 28, 2021	Year Ended August 31,
Increase (Decrease) in Net Assets	(Unaudited)	2020
Operations:
Net investment income (loss)	$ 375,459	$ 1,029,344
Net realized gain (loss)	3,782,914	909,438
Change in net unrealized appreciation (depreciation)	4,975,720	5,818,011
Net increase (decrease) in net assets resulting from operations	9,134,093	7,756,793
Distributions to shareholders:
Class A	(599,295)	(2,490,491)
Class C	(12,735)	(86,891)
Class S	(956,259)	(3,651,502)
Total distributions	(1,568,289)	(6,228,884)
Fund share transactions:
Proceeds from shares sold	1,401,262	2,551,589
Reinvestment of distributions	1,531,544	6,072,103
Payments for shares redeemed	(6,173,369)	(11,335,087)
Net increase (decrease) in net assets from Fund share transactions	(3,240,563)	(2,711,395)
Increase (decrease) in net assets	4,325,241	(1,183,486)
Net assets at beginning of period	79,278,510	80,461,996
Net assets at end of period	$83,603,751	$ 79,278,510
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Asset Allocation Trust	| 33

Statements of Changes in Net Assets  (continued)
DWS Multi-Asset Moderate Allocation Fund
	Six Months Ended February 28, 2021	Year Ended August 31,
Increase (Decrease) in Net Assets	(Unaudited)	2020
Operations:
Net investment income (loss)	$ 130,313	$ 338,608
Net realized gain (loss)	811,442	766,327
Change in net unrealized appreciation (depreciation)	1,183,296	499,198
Net increase (decrease) in net assets resulting from operations	2,125,051	1,604,133
Distributions to shareholders:
Class A	(701,769)	(1,084,877)
Class C	(60,361)	(107,022)
Class S	(255,284)	(345,659)
Total distributions	(1,017,414)	(1,537,558)
Fund share transactions:
Proceeds from shares sold	1,284,545	2,435,848
Reinvestment of distributions	999,925	1,517,623
Payments for shares redeemed	(2,071,162)	(7,232,897)
Net increase (decrease) in net assets from Fund share transactions	213,308	(3,279,426)
Increase (decrease) in net assets	1,320,945	(3,212,851)
Net assets at beginning of period	23,951,522	27,164,373
Net assets at end of period	$25,272,467	$23,951,522
The accompanying notes are an integral part of the financial statements.
34 |	Deutsche DWS Asset Allocation Trust

Financial Highlights
DWS Multi-Asset Conservative Allocation Fund — Class A
	Six Months Ended 2/28/21	Years Ended August 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$13.97	$13.42	$13.20	$12.93	$12.25	$12.00
Income (loss) from investment operations:
Net investment income[a]	.11	.23	.30	.22	.22	.18
Net realized and unrealized gain (loss)	.73	.60	.18	.27	.66	.33
Total from investment operations	.84	.83	.48	.49	.88	.51
Less distributions from:
Net investment income	(.14)	(.28)	(.26)	(.22)	(.20)	(.26)
Net realized gains	(.32)	—	—	—	—	—
Total distributions	(.46)	(.28)	(.26)	(.22)	(.20)	(.26)
Net asset value, end of period	$14.35	$13.97	$13.42	$13.20	$12.93	$12.25
Total Return (%)[b,c,d]	6.04 *	6.38	3.69	3.80	7.32	4.33
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34	33	35	36	34	37
Ratio of expenses before expense reductions (%)[e]	.79 **	.83	.81	.82	.80	.79
Ratio of expenses after expense reductions (%)[e]	.66 **	.62	.66	.73	.69	.57
Ratio of net investment income (%)	1.58 **	1.70	2.30	1.70	1.76	1.51
Portfolio turnover rate (%)	28 *	108	31	45	5	162
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]	The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Asset Allocation Trust	| 35

DWS Multi-Asset Conservative Allocation Fund — Class C
	Six Months Ended 2/28/21	Years Ended August 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$13.95	$13.41	$13.19	$12.92	$12.23	$11.99
Income (loss) from investment operations:
Net investment income[a]	.06	.13	.21	.13	.13	.09
Net realized and unrealized gain (loss)	.72	.60	.17	.26	.67	.32
Total from investment operations	.78	.73	.38	.39	.80	.41
Less distributions from:
Net investment income	(.08)	(.19)	(.16)	(.12)	(.11)	(.17)
Net realized gains	(.32)	—	—	—	—	—
Total distributions	(.40)	(.19)	(.16)	(.12)	(.11)	(.17)
Net asset value, end of period	$14.33	$13.95	$13.41	$13.19	$12.92	$12.23
Total Return (%)[b,c,d]	5.64 *	5.59	2.84	3.02	6.61	3.47
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	2	3	8	10
Ratio of expenses before expense reductions (%)[e]	1.60 **	1.64	1.60	1.55	1.58	1.53
Ratio of expenses after expense reductions (%)[e]	1.40 **	1.37	1.41	1.48	1.44	1.32
Ratio of net investment income (%)	.83 **	.95	1.61	.97	1.02	.75
Portfolio turnover rate (%)	28 *	108	31	45	5	162
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]	The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
36 |	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Conservative Allocation Fund — Class S
	Six Months Ended 2/28/21	Years Ended August 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$13.95	$13.40	$13.18	$12.91	$12.23	$11.99
Income (loss) from investment operations:
Net investment income[a]	.13	.26	.33	.25	.25	.21
Net realized and unrealized gain (loss)	.72	.61	.18	.27	.67	.32
Total from investment operations	.85	.87	.51	.52	.92	.53
Less distributions from:
Net investment income	(.15)	(.32)	(.29)	(.25)	(.24)	(.29)
Net realized gains	(.32)	—	—	—	—	—
Total distributions	(.47)	(.32)	(.29)	(.25)	(.24)	(.29)
Net asset value, end of period	$14.33	$13.95	$13.40	$13.18	$12.91	$12.23
Total Return (%)[b,c]	6.19 *	6.65	3.96	4.06	7.60	4.51
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	46	45	46	48	52	53
Ratio of expenses before expense reductions (%)[d]	.53 **	.55	.55	.54	.55	.51
Ratio of expenses after expense reductions (%)[d]	.40 **	.37	.41	.48	.44	.32
Ratio of net investment income (%)	1.83 **	1.94	2.55	1.95	2.00	1.77
Portfolio turnover rate (%)	28 *	108	31	45	5	162
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[d]	The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Asset Allocation Trust	| 37

DWS Multi-Asset Growth Allocation Fund — Class A
	Six Months Ended 2/28/21	Years Ended August 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$16.02	$ 15.64	$15.88	$15.73	$14.61	$15.05
Income (loss) from investment operations:
Net investment income[a]	.07	.18	.34	.28	.26	.35
Net realized and unrealized gain (loss)	1.82	1.43	(.29)	.13	1.31	(.50) [b]
Total from investment operations	1.89	1.61	.05	.41	1.57	(.15)
Less distributions from:
Net investment income	(.31)	(1.18)	(.29)	(.26)	(.45)	(.29)
Net realized gains	—	(.05)	—	—	—	—
Total distributions	(.31)	(1.23)	(.29)	(.26)	(.45)	(.29)
Net asset value, end of period	$17.60	$ 16.02	$15.64	$15.88	$15.73	$14.61
Total Return (%)[c,d,e]	11.82 *	10.44	.56	2.59	11.05	(.96) [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34	32	33	37	39	39
Ratio of expenses before expense reductions (%)[f]	.83 **	.86	.87	.83	.83	.79
Ratio of expenses after expense reductions (%)[f]	.76 **	.71	.69	.70	.63	.40
Ratio of net investment income (%)	.81 **	1.19	2.24	1.75	1.74	2.40
Portfolio turnover rate (%)	17 *	63	93	35	11	259
[a]	Based on average shares outstanding during the period.
[b]	Includes $0.163 per share of gains on the disposal of an investment in violation of investment restrictions for the year ended August 31, 2016. Excluding this gain, total return would have been 1.13% lower for the year ended August 31, 2016.
[c]	Total return does not reflect the effect of any sales charges.
[d]	Total return would have been lower had certain expenses not been reduced.
[e]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[f]	The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
38 |	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Growth Allocation Fund — Class C
	Six Months Ended 2/28/21	Years Ended August 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$15.90	$ 15.52	$15.75	$15.60	$14.49	$14.92
Income (loss) from investment operations:
Net investment income[a]	.00 *	.07	.23	.18	.15	.24
Net realized and unrealized gain (loss)	1.80	1.40	(.28)	.11	1.30	(.50) [b]
Total from investment operations	1.80	1.47	(.05)	.29	1.45	(.26)
Less distributions from:
Net investment income	(.17)	(1.04)	(.18)	(.14)	(.34)	(.17)
Net realized gains	—	(.05)	—	—	—	—
Total distributions	(.17)	(1.09)	(.18)	(.14)	(.34)	(.17)
Net asset value, end of period	$17.53	$ 15.90	$15.52	$15.75	$15.60	$14.49
Total Return (%)[c,d,e]	11.37 **	9.57	(.15)	1.82	10.27	(1.74) [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	1	2	7	8
Ratio of expenses before expense reductions (%)[f]	1.66 ***	1.69	1.65	1.59	1.60	1.53
Ratio of expenses after expense reductions (%)[f]	1.56 ***	1.46	1.44	1.45	1.38	1.15
Ratio of net investment income (%)	.02 ***	.44	1.53	1.11	.99	1.64
Portfolio turnover rate (%)	17 **	63	93	35	11	259
[a]	Based on average shares outstanding during the period.
[b]	Includes $0.163 per share of gains on the disposal of an investment in violation of investment restrictions for the year ended August 31, 2016. Excluding this gain, total return would have been 1.13% lower for the year ended August 31, 2016.
[c]	Total return does not reflect the effect of any sales charges.
[d]	Total return would have been lower had certain expenses not been reduced.
[e]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[f]	The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Asset Allocation Trust	| 39

DWS Multi-Asset Growth Allocation Fund — Class S
	Six Months Ended 2/28/21	Years Ended August 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$16.03	$ 15.66	$15.90	$15.75	$14.63	$15.07
Income (loss) from investment operations:
Net investment income[a]	.09	.22	.38	.33	.30	.39
Net realized and unrealized gain (loss)	1.82	1.43	(.29)	.12	1.31	(.50) [b]
Total from investment operations	1.91	1.65	.09	.45	1.61	(.11)
Less distributions from:
Net investment income	(.35)	(1.23)	(.33)	(.30)	(.49)	(.33)
Net realized gains	—	(.05)	—	—	—	—
Total distributions	(.35)	(1.28)	(.33)	(.30)	(.49)	(.33)
Net asset value, end of period	$17.59	$ 16.03	$15.66	$15.90	$15.75	$14.63
Total Return (%)[c,d]	11.97 *	10.66	.82	2.85	11.32	(.70) [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	49	46	46	51	56	59
Ratio of expenses before expense reductions (%)[e]	.60 **	.63	.65	.60	.61	.54
Ratio of expenses after expense reductions (%)[e]	.53 **	.46	.44	.45	.38	.15
Ratio of net investment income (%)	1.04 **	1.44	2.50	2.03	1.99	2.69
Portfolio turnover rate (%)	17 *	63	93	35	11	259
[a]	Based on average shares outstanding during the period.
[b]	Includes $0.163 per share of gains on the disposal of an investment in violation of investment restrictions for the year ended August 31, 2016. Excluding this gain, total return would have been 1.13% lower for the year ended August 31, 2016.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]	The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
40 |	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Moderate Allocation Fund — Class A
	Six Months Ended 2/28/21	Years Ended August 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$ 9.78	$ 9.66	$10.07	$ 9.88	$ 9.51	$ 10.41
Income (loss) from investment operations:
Net investment income[a]	.05	.13	.17	.13	.13	.12
Net realized and unrealized gain (loss)	.83	.56	(.10)	.61	.79	.01
Total from investment operations	.88	.69	.07	.74	.92	.13
Less distributions from:
Net investment income	(.08)	(.23)	(.13)	(.13)	(.15)	(.19)
Net realized gains	(.34)	(.34)	(.35)	(.42)	(.40)	(.84)
Total distributions	(.42)	(.57)	(.48)	(.55)	(.55)	(1.03)
Net asset value, end of period	$10.24	$ 9.78	$ 9.66	$10.07	$ 9.88	$ 9.51
Total Return (%)[b,c,d]	9.13 *	7.12	1.27	7.60	10.17	1.25
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17	16	19	20	20	22
Ratio of expenses before expense reductions (%)[e]	1.19 **	1.30	1.25	1.16	1.16	1.04
Ratio of expenses after expense reductions (%)[e]	.72 **	.68	.70	.66	.60	.46
Ratio of net investment income (%)	1.07 **	1.34	1.79	1.27	1.36	1.23
Portfolio turnover rate (%)	23 *	87	36	45	9	161
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]	The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Asset Allocation Trust	| 41

DWS Multi-Asset Moderate Allocation Fund — Class C
	Six Months Ended 2/28/21	Years Ended August 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$ 9.75	$ 9.63	$10.03	$ 9.84	$ 9.47	$10.37
Income (loss) from investment operations:
Net investment income[a]	.02	.06	.10	.05	.06	.04
Net realized and unrealized gain (loss)	.82	.55	(.09)	.61	.79	.01
Total from investment operations	.84	.61	.01	.66	.85	.05
Less distributions from:
Net investment income	(.00) *	(.15)	(.06)	(.05)	(.08)	(.11)
Net realized gains	(.34)	(.34)	(.35)	(.42)	(.40)	(.84)
Total distributions	(.34)	(.49)	(.41)	(.47)	(.48)	(.95)
Net asset value, end of period	$10.25	$ 9.75	$ 9.63	$10.03	$ 9.84	$ 9.47
Total Return (%)[b,c,d]	8.75 **	6.30	.59	6.79	9.35	.44
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	2	3	5	5
Ratio of expenses before expense reductions (%)[e]	1.95 ***	2.02	1.96	1.85	1.88	1.74
Ratio of expenses after expense reductions (%)[e]	1.47 ***	1.43	1.45	1.41	1.35	1.21
Ratio of net investment income (%)	.32 ***	.61	1.06	.55	.60	.42
Portfolio turnover rate (%)	23 **	87	36	45	9	161
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]	The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
42 |	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Moderate Allocation Fund — Class S
	Six Months Ended 2/28/21	Years Ended August 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$ 9.78	$ 9.66	$10.07	$ 9.87	$ 9.51	$ 10.41
Income (loss) from investment operations:
Net investment income[a]	.07	.15	.19	.15	.15	.13
Net realized and unrealized gain (loss)	.82	.56	(.10)	.63	.79	.03
Total from investment operations	.89	.71	.09	.78	.94	.16
Less distributions from:
Net investment income	(.11)	(.25)	(.15)	(.16)	(.18)	(.22)
Net realized gains	(.34)	(.34)	(.35)	(.42)	(.40)	(.84)
Total distributions	(.45)	(.59)	(.50)	(.58)	(.58)	(1.06)
Net asset value, end of period	$10.22	$ 9.78	$ 9.66	$10.07	$ 9.87	$ 9.51
Total Return (%)[b,c]	9.20 *	7.41	1.54	7.99	10.35	1.53
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	6	6	6	7	9
Ratio of expenses before expense reductions (%)[d]	.95 **	1.03	.97	.87	.89	.77
Ratio of expenses after expense reductions (%)[d]	.47 **	.43	.45	.41	.35	.21
Ratio of net investment income (%)	1.32 **	1.59	2.05	1.53	1.59	1.43
Portfolio turnover rate (%)	23 *	87	36	45	9	161
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[d]	The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Asset Allocation Trust	| 43

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Growth Allocation Fund and DWS Multi-Asset Moderate Allocation Fund (hereinafter referred to individually as “Fund”  or collectively as “Funds” ) are each a diversified series of Deutsche DWS Asset Allocation Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust. The Funds may invest directly in securities and derivatives or other affiliated DWS funds (i.e., mutual funds, exchange-traded funds and other pooled investment vehicles managed by DWS Investment Management Americas, Inc. or one of its affiliates, together the “Underlying DWS Funds” ) and non-affiliated mutual funds and exchange-traded funds (“Non-affiliated Funds” ). Non-affiliated Funds and Underlying DWS Funds are collectively referred to as “Underlying Funds.”  Each Underlying DWS Fund’s accounting policies and investment holdings are outlined in the Underlying DWS Fund’s financial statements and are available upon request.
Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Effective on or about May 10, 2021, Class C shares automatically convert to Class A shares in the same fund after 8 years instead of 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.
The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America
44 |	Deutsche DWS Asset Allocation Trust

(“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by each Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in mutual funds are valued at the net asset value per share of each class of the mutual fund and are categorized as Level 1.
ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are categorized as Level 1 securities.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Disclosure about the classification of fair value measurements is included in a table following each Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of
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investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Federal Income Taxes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer.
At February 28, 2021, the aggregate cost of investments for federal income tax purposes for DWS Multi-Asset Conservative Allocation Fund was $70,099,377. The net unrealized appreciation for all investments based on tax cost was $12,410,217. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $13,056,338 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $646,121.
At February 28, 2021, the aggregate cost of investments for federal income tax purposes for DWS Multi-Asset Growth Allocation Fund was $73,477,125. The net unrealized appreciation for all investments based on tax cost was $10,709,836. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $11,341,933 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $632,097.
At February 28, 2021, the aggregate cost of investments for federal income tax purposes for DWS Multi-Asset Moderate Allocation Fund was $18,631,438. The net unrealized appreciation for all investments based on tax cost was $6,842,044. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $7,010,635 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $168,591.
The Funds have reviewed the tax positions for the open tax years as of August 31, 2020 and have determined that no provision for income tax and/or uncertain tax positions is required in the Funds' financial
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statements. The Funds’ federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of DWS Multi-Asset Conservative Allocation Fund are declared and distributed to shareholders quarterly. Distributions from net investment income of DWS Multi-Asset Growth Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Funds may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in futures and the tax character of capital gain distributions from Underlying Funds. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.
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B.	Derivative Instruments
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended February 28, 2021, the Funds entered into futures contracts in order to hedge against potential adverse market movements of portfolio assets and to adjust asset allocations in response to short-term market changes as part of the Funds' tactical asset allocation process.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default. Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of February 28, 2021 is included in the tables following the Funds' Investment Portfolios. For the six months ended February 28, 2021, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $2,510,000 to $3,050,000 for DWS Multi-Asset Conservative Allocation Fund, from approximately $1,559,000 to $5,376,000 for DWS Multi-Asset Growth Allocation Fund and from approximately $701,000 to $1,488,000 for DWS Multi-Asset Moderate Allocation Fund. For the six months ended February 28, 2021, the investment in futures contracts sold had a total notional value generally indicative of a range from $0 to approximately $1,934,000 for DWS Multi-Asset Conservative Allocation Fund, from $0 to approximately $557,000 for DWS Multi-Asset Growth Allocation Fund and from $0 to approximately $415,000 for DWS Multi-Asset Moderate Allocation Fund.
The following tables summarize the value of the Fund’s derivative instruments held as of February 28, 2021 and the related location in the
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accompanying Statements of Assets and Liabilities, presented by primary underlying risk exposure:
Assets Derivative	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Growth Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Equity Contracts (a)	$ 57,777	$ 156,708	$ 30,855
Each of the above derivatives is located in the following Statements of Assets and Liabilities accounts:
(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statements of Assets and Liabilities.
Liabilities Derivative	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Growth Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Interest Rate Contracts (a)	$ —	$ (23,005)	$ (6,573)
Each of the above derivatives is located in the following Statements of Assets and Liabilities accounts:
(a)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statements of Assets and Liabilities.
Additionally, the amounts of unrealized and realized gains and losses on derivative instruments recognized in Funds earnings during the six months ended February 28, 2021 and the related location in the accompanying Statements of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Growth Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Equity Contracts (a)	$ 372,351	$ 163,023	$ 91,316
Interest Rate Contracts (a)	622	(34,362)	(9,520)
	$ 372,973	$ 128,661	$ 81,796
Each of the above derivatives is located in the following Statements of Operations accounts:
(a)	Net realized gain (loss) from futures

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Change in Net Unrealized Appreciation (Depreciation)	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Growth Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Equity Contracts (a)	$ (92,587)	$ 164,335	$ 19,495
Interest Rate Contracts (a)	—	(22,538)	(6,573)
	$ (92,587)	$ 141,797	$ 12,922
Each of the above derivatives is located in the following Statements of Operations accounts:
(a)	Change in net unrealized appreciation (depreciation) on futures
C.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Restated Investment Management Agreement with the Advisor, each Fund pays a monthly management fee of: (a) 0.10% based on the Fund’s average daily net assets invested in exchange-traded funds and mutual funds, and (b) 0.55% on the Fund’s average daily net assets not covered in (a) above. The effective management fee rate reflects the Advisor’s estimate based on anticipated allocation of fund assets, accrued daily and payable monthly.
Accordingly, for the six months ended February 28, 2021, the fees pursuant to the Restated Investment Management Agreement were equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.10%, 0.10% and 0.11% of the Fund’s average daily net assets for DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Growth Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, respectively.
The Funds do not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Fund’s outstanding shares. At February 28, 2021, DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Growth Allocation Fund and DWS Multi-Asset Moderate Allocation Fund did not invest in more than 5% of any Underlying DWS Fund.
For the period from September 1, 2020 through November 30, 2020, for DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Growth
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Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, the Advisor had contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds’ total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as a percentage of average daily net assets as follows:
	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Growth Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Class A	1.07%	1.12%	1.16%
Class C	1.82%	1.87%	1.91%
Class S	.82%	.87%	.91%
Effective December 1, 2020 through November 30, 2021, for DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Moderate Allocation Fund and from December 1, 2020 through September 30, 2021, for DWS Multi-Asset Growth Allocation Fund, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds’ total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as a percentage of average daily net assets as follows:
	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Growth Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Class A	1.13%	1.95%	1.23%
Class C	1.88%	2.70%	1.98%
Class S	.88%	1.70%	.98%
For the six months ended February 28, 2021, fees waived and/or expenses reimbursed for each Fund were as follows:
DWS Multi-Asset Conservative Allocation Fund
Class A	$ 23,218
Class C	1,801
Class S	28,385
$ 53,404

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DWS Multi-Asset Growth Allocation Fund
Class A	$ 10,514
Class C	637
Class S	16,822
$ 27,973
DWS Multi-Asset Moderate Allocation Fund
Class A	$ 39,670
Class C	4,358
Class S	13,748
$ 57,776
Each Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds and in which it is invested.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay the Advisor an annual fee (“Administration Fee” ) of 0.097% of each Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2021, the Administration Fee for each Fund was as follows:
Administration Fee	Total Aggregated	Unpaid at February 28, 2021
DWS Multi-Asset Conservative Allocation Fund	$ 38,921	$ 6,222
DWS Multi-Asset Growth Allocation Fund	$ 38,985	$ 6,405
DWS Multi-Asset Moderate Allocation Fund	$ 11,762	$ 1,919
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended February 28, 2021, the amounts charged to the Funds by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at February 28, 2021
DWS Multi-Asset Conservative Allocation Fund
Class A	$ 9,148	$ 1,940
Class C	543	179
Class S	18,859	4,998
	$ 28,550	$ 7,117
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Services to Shareholders	Total Aggregated	Unpaid at February 28, 2021
DWS Multi-Asset Growth Allocation Fund
Class A	$ 10,504	$ 2,125
Class C	647	125
Class S	29,388	6,268
	$ 40,539	$ 8,518
DWS Multi-Asset Moderate Allocation Fund
Class A	$ 4,694	$ 1,000
Class C	362	80
Class S	2,526	455
	$ 7,582	$ 1,535
In addition, for the six months ended February 28, 2021, the amounts charged to the Funds for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statements of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Multi-Asset Conservative Allocation Fund
Class A	$ 13,032
Class C	1,145
Class S	6,323
$ 20,500
DWS Multi-Asset Growth Allocation Fund
Class A	$ 12,851
Class C	672
Class S	6,749
$ 20,272
DWS Multi-Asset Moderate Allocation Fund
Class A	$ 7,012
Class C	905
Class S	1,389
$ 9,306
Distribution and Service Fees. Under the Funds’ Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Funds' Underwriting and Distribution Services Agreements, DDI enters into related selling group agreements
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with various firms at various rates for sales of Class C shares. For the six months ended February 28, 2021, the Distribution Fees were as follows:
Distribution Fees	Total Aggregated	Unpaid at February 28, 2021
DWS Multi-Asset Conservative Allocation Fund
Class C	$ 6,862	$ 1,072
DWS Multi-Asset Growth Allocation Fund
Class C	$ 4,525	$ 725
DWS Multi-Asset Moderate Allocation Fund
Class C	$ 6,802	$ 1,105
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2021, the Service Fees were as follows:
Service Fees	Total Aggregated	Unpaid at February 28, 2021	Annualized Rate
DWS Multi-Asset Conservative Allocation Fund
Class A	$ 40,570	$ 13,906.24%
Class C	2,264	928.25%
	$ 42,834	$ 14,834
DWS Multi-Asset Growth Allocation Fund
Class A	$ 39,797	$ 13,890.24%
Class C	1,507	600.25%
	$ 41,304	$ 14,490
DWS Multi-Asset Moderate Allocation Fund
Class A	$ 20,034	$ 8,143.24%
Class C	2,221	817.24%
	$ 22,255	$ 8,960
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2021 for DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Growth Allocation Fund and DWS Multi-Asset Moderate Allocation Fund aggregated $201, $415 and $920, respectively.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase.
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There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed of Class C. For the six months ended February 28, 2021, the CDSC for Class C shares aggregated $13 for DWS Multi- Asset Moderate Allocation Fund. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Funds, DIMA is compensated for providing regulatory filing services to the Funds. For the six months ended February 28, 2021, the amounts charged to the Funds by DIMA included in the Statements of Operations under “Reports to shareholders”  were as follows:
Other Service Fees	Total Aggregated	Unpaid at February 28, 2021
DWS Multi-Asset Conservative Allocation Fund	$ 702	$ 93
DWS Multi-Asset Growth Allocation Fund	$ 694	$ 94
DWS Multi-Asset Moderate Allocation Fund	$ 715	$ 93
Trustees’ Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. Each Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. Each Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.	Line of Credit
The Funds and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Funds may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Prior to March 18, 2021, interest was calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25% plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. Effective March 18, 2021, interest is calculated at a daily
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fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Funds may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at February 28, 2021.
E.	Funds Share Transactions
DWS Multi-Asset Conservative Allocation Fund
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	96,390	$ 1,372,740	178,444	$ 2,411,252
Class C	6,995	96,994	29,416	380,570
Class S	85,953	1,225,425	145,865	1,964,040
		$ 2,695,159		$ 4,755,862
Shares issued to shareholders in reinvestment of distributions
Class A	73,797	$ 1,045,083	53,196	$ 697,768
Class C	3,629	51,510	1,910	25,029
Class S	101,060	1,427,172	77,200	1,010,554
		$ 2,523,765		$ 1,733,351
Shares redeemed
Class A	(166,865)	$ (2,359,969)	(464,599)	$ (6,210,663)
Class C	(14,850)	(210,257)	(49,024)	(650,246)
Class S	(197,534)	(2,790,641)	(430,282)	(5,798,163)
		$ (5,360,867)		$ (12,659,072)
Net increase (decrease)
Class A	3,322	$ 57,854	(232,959)	$ (3,101,643)
Class C	(4,226)	(61,753)	(17,698)	(244,647)
Class S	(10,521)	(138,044)	(207,217)	(2,823,569)
		$ (141,943)		$ (6,169,859)
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DWS Multi-Asset Growth Allocation Fund
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	23,378	$ 398,848	106,129	$ 1,645,533
Class C	1,131	18,635	4,691	70,542
Class S	58,249	983,779	53,867	835,514
		$ 1,401,262		$ 2,551,589
Shares issued to shareholders in reinvestment of distributions
Class A	34,013	$ 583,669	153,080	$ 2,414,072
Class C	722	12,359	5,380	84,629
Class S	54,549	935,516	226,739	3,573,402
		$ 1,531,544		$ 6,072,103
Shares redeemed
Class A	(148,516)	$ (2,542,849)	(332,386)	$ (5,156,502)
Class C	(8,907)	(148,915)	(23,761)	(373,550)
Class S	(211,151)	(3,481,605)	(386,486)	(5,805,035)
		$ (6,173,369)		$ (11,335,087)
Net increase (decrease)
Class A	(91,125)	$ (1,560,332)	(73,177)	$ (1,096,897)
Class C	(7,054)	(117,921)	(13,690)	(218,379)
Class S	(98,353)	(1,562,310)	(105,880)	(1,396,119)
		$ (3,240,563)		$ (2,711,395)
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DWS Multi-Asset Moderate Allocation Fund
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	78,096	$ 792,983	202,117	$ 1,907,886
Class C	11,269	116,975	9,634	94,423
Class S	36,648	374,587	46,277	433,539
		$ 1,284,545		$ 2,435,848
Shares issued to shareholders in reinvestment of distributions
Class A	68,244	$ 687,895	110,271	$ 1,069,634
Class C	5,976	60,361	10,977	106,697
Class S	25,017	251,669	35,257	341,292
		$ 999,925		$ 1,517,623
Shares redeemed
Class A	(135,163)	$ (1,370,353)	(588,630)	$ (5,487,095)
Class C	(30,034)	(297,996)	(71,548)	(677,005)
Class S	(40,673)	(402,813)	(118,177)	(1,068,797)
		$ (2,071,162)		$ (7,232,897)
Net increase (decrease)
Class A	11,177	$ 110,525	(276,242)	$ (2,509,575)
Class C	(12,789)	(120,660)	(50,937)	(475,885)
Class S	20,992	223,443	(36,643)	(293,966)
		$ 213,308		$ (3,279,426)
F.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on
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government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Funds and their investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Funds and their service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in the Funds' accounting and financial reporting.
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Information About Each Fund’s Expenses
As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Funds bear directly, the Funds’ shareholders indirectly bear the expenses of the Underlying Funds in which the Funds invest. These expenses are not included in the Funds’ annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period, DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Growth Allocation Fund and DWS Multi-Asset Moderate Allocation Fund limited the ongoing expenses the Funds bear directly; had they not done so, expenses would have been higher. The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2020 to February 28, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.
60 |	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Conservative Allocation Fund
Expenses and Value of a $1,000 Investment
for the six months ended February 28, 2021 (Unaudited)

Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/20	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/21	$1,060.40	$1,056.40	$1,061.90
Expenses Paid per $1,000*	$ 3.37	$ 7.14	$ 2.04
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/20	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/21	$1,021.52	$1,017.85	$1,022.81
Expenses Paid per $1,000*	$ 3.31	$ 7.00	$ 2.01
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios**	Class A	Class C	Class S
DWS Multi-Asset Conservative Allocation Fund	.66%	1.40%	.40%
**	The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
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DWS Multi-Asset Growth Allocation Fund
Expenses and Value of a $1,000 Investment
for the six months ended February 28, 2021 (Unaudited)

Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/20	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/21	$1,118.20	$1,113.70	$1,119.70
Expenses Paid per $1,000*	$ 3.99	$ 8.18	$ 2.79
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/20	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/21	$1,021.03	$1,017.06	$1,022.17
Expenses Paid per $1,000*	$ 3.81	$ 7.80	$ 2.66
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios**	Class A	Class C	Class S
DWS Multi-Asset Growth Allocation Fund	.76%	1.56%	.53%
**	The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
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DWS Multi-Asset Moderate Allocation Fund
Expenses and Value of a $1,000 Investment
for the six months ended February 28, 2021 (Unaudited)

Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/20	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/21	$1,091.30	$1,087.50	$1,092.00
Expenses Paid per $1,000*	$ 3.73	$ 7.61	$ 2.44
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/20	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/21	$1,021.22	$1,017.50	$1,022.46
Expenses Paid per $1,000*	$ 3.61	$ 7.35	$ 2.36
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios**	Class A	Class C	Class S
DWS Multi-Asset Moderate Allocation Fund	.72%	1.47%	.47%
**	The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
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Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2021, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2019 through November 30, 2020 (the “Reporting Period” ). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
64 |	Deutsche DWS Asset Allocation Trust

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Multi-Asset Conservative Allocation Fund’s, DWS Multi-Asset Growth Allocation Fund’s and DWS Multi-Asset Moderate Allocation Fund’s (each a “Fund”  and collectively, the “Funds” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2020.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Funds’ Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Funds’ performance, fees and expenses, and profitability from a fee consultant retained by the Funds’ Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Funds.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Funds’ contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of each Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Funds since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Funds. The Board considered, generally, that shareholders chose to invest or remain invested in each respective Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS
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Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Funds’ Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to each Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to each Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing each Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed each Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds.
DWS Multi-Asset Conservative Allocation Fund. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2019, DWS Multi-Asset Conservative Allocation Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has
66 |	Deutsche DWS Asset Allocation Trust

outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2019.
DWS Multi-Asset Growth Allocation Fund. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2019, DWS Multi-Asset Growth Allocation Fund’s performance (Class A shares) was in the 3rd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and three-year periods and has underperformed its benchmark in the five-year period ended December 31, 2019.
DWS Multi-Asset Moderate Allocation Fund. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2019, DWS Multi-Asset Moderate Allocation Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and three-year periods and has underperformed its benchmark in the five-year period ended December 31, 2019.
Fees and Expenses. The Board considered the Funds’ investment management fee schedules, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant.
DWS Multi-Asset Conservative Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by DWS Multi-Asset Conservative Allocation Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) (1st quartile being the most favorable and 4th quartile being the least favorable) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2019, and analyzing Broadridge expense universe Class A (net) expenses less any applicable
Deutsche DWS Asset Allocation Trust	| 67

12b-1 fees, but inclusive of acquired fund fees and expenses) (“Broadridge Universe Expenses” ).
DWS Multi-Asset Growth Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by DWS Multi-Asset Growth Allocation Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) (1st quartile being the most favorable and 4th quartile being the least favorable) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective July 29, 2019, DIMA agreed to reduce the Fund’s contractual management fee by 0.10% on assets invested in direct investments. The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge Universe Expenses.
DWS Multi-Asset Moderate Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by DWS Multi-Asset Moderate Allocation Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) (1st quartile being the most favorable and 4th quartile being the least favorable) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge Universe Expenses.
The Board also reviewed data comparing total (net) operating expenses of each other operational share class of each Fund to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help each Fund’s total (net) operating expenses remain competitive. The Board considered the Funds’ management fee rates as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Funds and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The
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Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Funds.
On the basis of the information provided, the Board concluded that each Fund’s management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA from advising the DWS Funds, along with the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality. The Board did not receive profitability information with respect to the Funds, but did receive such information with respect to the DWS Funds in which the Funds invest. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Funds and whether the Funds benefit from any economies of scale. In this regard, the Board observed that while each Fund’s current investment management fee schedule does not include breakpoints, each Fund’s fee schedule represents an appropriate sharing between each Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Funds, any fees received by an affiliate of DIMA for transfer agency services provided to the Funds and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that each Fund’s management fees were reasonable.
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Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Funds’ chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order” ). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of each Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
70 |	Deutsche DWS Asset Allocation Trust

Account Management Resources
For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
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Investment Management	DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor” ), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
DWS Multi-Asset Conservative Allocation Fund
	Class A	Class C	Class S
Nasdaq Symbol	SPDAX	SPDCX	SPBAX
CUSIP Number	25158W 106	25158W 304	25158W 403
Fund Number	481	781	2081
DWS Multi-Asset Growth Allocation Fund
	Class A	Class C	Class S
Nasdaq Symbol	SUPAX	SUPCX	SPGRX
CUSIP Number	25158W 783	25158W 817	25158W 825
Fund Number	482	782	2082
DWS Multi-Asset Moderate Allocation Fund
	Class A	Class C	Class S
Nasdaq Symbol	PLUSX	PLSCX	PPLSX
CUSIP Number	25158W 833	25158W 866	25158W 874
Fund Number	1084	1384	2084
72 |	Deutsche DWS Asset Allocation Trust

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

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Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2020
74 |	Deutsche DWS Asset Allocation Trust

Notes

MULTI-3
(R-026694-11 4/21)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche DWS Asset Allocation Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/29/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/29/2021

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	4/29/2021